Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment estimated lives
Vehicles	2 - 5 years
Office and Other Equipment	2 - 5 years
Software	2 - 3 years

Vehicles	2 - 5 years
Office and Other Equipment	2 - 5 years
Software	2 - 3 years

Schedule of bad debt allowance
	2020	2019
Xuzhou Zhongtai project	$-	$10,034,116
Bai Chonggong (for Shenqiu and Huayu projects)	-	35,415,556
Xuzhou Tian’an project	-	-
Receivable of electricity sales of Erdos	342,974	2,614,299
Total accounts receivable	342,974	48,063,971
Bad debt allowance	(34,297)	(5,995,210)
Accounts receivable, net	308,677	$42,068,761